Deferred Tax Balances - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Unrecognized deferred tax assets and liabilities [line items]
Deferred tax assets not arising from the reversal of existing deferred tax liabilities	$ 1,912	$ 3,688
Tax losses [member]
Unrecognized deferred tax assets and liabilities [line items]
Deferred tax assets not arising from the reversal of existing deferred tax liabilities	$ 1,675	$ 2,865